Cover Page	Dec. 22, 2020	Nov. 18, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Dec. 22, 2020
Entity Registrant Name		FEDERAL AGRICULTURAL MORTGAGE CORPORATION
City Area Code		202
Local Phone Number		872-7700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity File Number		001-14951
Entity Central Index Key		0000845877
Entity Tax Identification Number		52-1578738
Entity Address, Address Line One		1999 K Street, N.W., 4th Floor,
Entity Address, Postal Zip Code		20006
Amendment Flag		false
Entity Incorporation, State or Country Code		X1
Entity Address, City or Town		Washington,
Entity Address, State or Province		DC
Entity Emerging Growth Company		false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security		Class A voting common stock
Trading Symbol		AGM.A
Security Exchange Name		NYSE
Common Class C
Entity Information [Line Items]
Title of 12(b) Security		Class C non-voting common stock
Trading Symbol		AGM
Security Exchange Name		NYSE
Series C Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		6.000% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol		AGM.PRC
Security Exchange Name		NYSE
Series D Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		5.700% Non-Cumulative Preferred Stock, Series D
Trading Symbol		AGM.PRD
Security Exchange Name		NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		5.750% Non-Cumulative Preferred Stock, Series E
Trading Symbol		AGM.PRE
Security Exchange Name		NYSE
Series F Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		5.250% Non-Cumulative Preferred Stock, Series F
Trading Symbol		AGM.PRF
Security Exchange Name		NYSE